Fair Value Measurements (Details) - Schedule of Assets and Liabilities - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets:
Investments and cash held in Trust Account	$ 185,548,189	$ 183,277,939
Liabilities:
Derivative warrant liabilities	1,611,843	1,383,136	$ 3,111,667
Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Investments and cash held in Trust Account			349,991,153
Quoted Prices in Active Markets (Level 1) [Member] | Public Warrants [Member]
Liabilities:
Derivative warrant liabilities			1,725,000
Quoted Prices in Active Markets (Level 1) [Member] | Private Placement Warrants [Member]
Liabilities:
Derivative warrant liabilities
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Investments and cash held in Trust Account
Significant Other Observable Inputs (Level 2) [Member] | Public Warrants [Member]
Liabilities:
Derivative warrant liabilities	893,550	766,763
Significant Other Observable Inputs (Level 2) [Member] | Private Placement Warrants [Member]
Liabilities:
Derivative warrant liabilities	718,293	616,373	1,386,667
Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Investments and cash held in Trust Account
Significant Other Unobservable Inputs (Level 3) [Member] | Public Warrants [Member]
Liabilities:
Derivative warrant liabilities
Significant Other Unobservable Inputs (Level 3) [Member] | Private Placement Warrants [Member]
Liabilities:
Derivative warrant liabilities